Significant Accounting Policies Significant Accounting Policies (Component of Other Operating Cost and Expense) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating	$ (2,896,000)	$ (61,632,000)	$ (31,268,000)	$ (4,006,000)	$ (2,046,000)	$ (2,946,000)	$ (49,209,000)	$ (11,512,000)	$ (99,802,000)	$ (65,713,000)	$ (16,093,000)
Disposition of business, after tax									27,500,000
Other Miscellaneous charges net of Repack matters COS									99,802,000	65,713,000	16,093,000
Acquisition And Other Related Costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									(2,300,000)	(1,380,000)	(25,549,000)
Restructuring and Other Related Charges [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									0	(8,956,000)	0
Disposition of Business [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									(39,245,000)	1,777,000	0
Repack Matters SGA [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating										0	10,500,000
Increased Costs as a result of Repack Matters									0
Separation, benefit plan termination and related costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									(6,760,000)		(1,044,000)
Loss on Plane Lease [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									0	(1,062,000)	0
Debt redemption loss and costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other Cost and Expense, Operating									$ (51,497,000)	$ (35,092,000)	$ 0